State Street SP 500 Energy Market Sector SPDR ETF Expense Example - State Street SP 500 Energy Market Sector SPDR ETF - State Street SP 500 Energy Market Sector SPDR ETF	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	$ 39